DEBT AND OTHER CREDIT ARRANGEMENTS (Tables)	12 Months Ended
Aug. 31, 2013
Debt Disclosure [Abstract]
Short-Term Debt	Short-Term Debt

	As of Aug. 31,
(Dollars in millions)	2013	2012
Current Portion of Long-Term Debt	$11	$4
Notes Payable to Banks	40	32
Total Short-Term Debt	$51	$36

Long-Term Debt Table
Long-Term Debt

	As of Aug. 31,
(Dollars in millions)	2013	2012
2.750% Senior Notes, Due 2016(1)	$300	$300
5.125% Senior Notes, Due 2018(1)	300	299
2.200% Senior Notes, Due 2022(1)	250	250
5.500% Senior Notes, Due 2025(1)	282	279
5.500% Senior Notes, Due 2035(1)	395	395
5.875% Senior Notes, Due 2038(1)	247	247
3.600% Senior Notes, Due 2042(1)	250	250
Other (including Capital Leases)	37	18
Total Long-Term Debt	$2,061	$2,038

(1)
Amounts are net of unamortized discounts. For the 5.500% Senior Notes due 2025, amount is also net of the unamortized premium of $32 million and $35 million as of Aug. 31, 2013, and Aug. 31, 2012, respectively.

Interest Expense on Debt
The information regarding interest expense below reflects Monsanto’s interest expense on debt, customer financing and the amortization of debt issuance costs:

	Year Ended Aug. 31,
(Dollars in millions)	2013	2012	2011
Interest Cost Incurred	$195	$212	$184
Less: Capitalized on Construction	23	21	22
Interest Expense	$172	$191	$162